STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
Disclosure of significant measurement estimates to determine fair value of stock-based compensation
The table below shows the weighted average fair value of stock options granted during 2018 and 2017 and the principal assumptions used in applying the Black-Scholes model for non-performance-based options and trinomial option pricing models for performance-based options to determine their fair value at the grant date.

	Years ended December 31
	2018	2017

Weighted average fair value	$8.42	$8.52

Risk-free interest rate	1.7%	0.8%
Dividend yield	3.3%	3.2%
Volatility of Class B Non-Voting Shares	20.1%	21.2%
Weighted average expected life	6.2 years	5.5 years
Weighted average time to vest	2.5 years	2.3 years
Weighted average time to expiry	10.0 years	9.9 years
Employee exit rate	4.9%	3.9%
Suboptimal exercise factor	1.4	1.4
Lattice steps	50	50

Disclosure of stock-based compensation expense
Below is a summary of our stock-based compensation expense, which is included in employee salaries and benefits expense.

	Years ended December 31
(In millions of dollars)	2018	2017

Stock options	17	33
Restricted share units	51	51
Deferred share units	30	51
Equity derivative effect, net of interest receipt	(33)	(74)

Total stock-based compensation expense	65	61

Disclosure of number and weighted average exercise prices of share options
Below is a summary of the stock option plans, including performance options.

	Year ended December 31, 2018		Year ended December 31, 2017
(In number of units, except prices)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	2,637,890	$49.42	3,732,524	$43.70
Granted	850,700	$58.88	993,740	$59.71
Exercised	(679,706)	$45.20	(1,603,557)	$42.10
Forfeited	(89,272)	$55.94	(484,817)	$50.74

Outstanding, end of year	2,719,612	$53.22	2,637,890	$49.42

Exercisable, end of year	1,059,590	$46.26	924,562	$42.32

Disclosure of range of exercise prices of outstanding share options
Below is a summary of the range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life as at December 31, 2018.

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$37.96 - $39.99	360,248	0.16	$37.96	360,248	$37.96
$40.00 - $44.99	245,052	5.02	$44.31	152,901	$43.97
$45.00 - $49.99	575,064	5.36	$48.93	382,303	$48.56
$50.00 - $59.99	1,011,698	8.53	$58.04	41,680	$56.70
$60.00 - $64.99	489,835	8.44	$62.82	122,458	$62.82
$65.00 - $68.10	37,715	9.68	$68.10	—	—

	2,719,612	6.43	$53.22	1,059,590	$46.26

Disclosure of number and weighted average exercise prices of other equity instruments
Below is a summary of the RSUs outstanding, including performance RSUs.

	Years ended December 31
(In number of units)	2018	2017

Outstanding, beginning of year	1,811,845	2,237,085
Granted and reinvested dividends	1,217,487	826,081
Exercised	(597,015)	(984,342)
Forfeited	(213,392)	(266,979)

Outstanding, end of year	2,218,925	1,811,845
Below is a summary of the DSUs outstanding, including performance DSUs.

	Years ended December 31
(In number of units)	2018	2017

Outstanding, beginning of year	2,327,647	2,396,458
Granted and reinvested dividends	131,051	735,117
Exercised	(334,930)	(333,111)
Forfeited	(119,328)	(470,817)

Outstanding, end of year	2,004,440	2,327,647